Investments (Summary of Financial Information of Profertil) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Significant Investments In Associates [Line Items]
Adjustments for depreciation and amortisation expense	$ 2,339	$ 2,169
Interest expense	765	797
Interest income	28	35
Income Tax expense Continuing Operations	436	670
Comprehensive income	466	1,363
Current assets	13,792	14,170
Assets	51,840	52,749
Current liabilities	12,045	12,121
Liabilities	27,398	27,548
Depreciation and amortisation expense	2,339	2,169
Investment accounted for using equity method	477	482
Cash and cash equivalents	853	941	$ 901
Other non-current financial liabilities	164	200
Profertil [Member]
Disclosure Of Significant Investments In Associates [Line Items]
Revenue	667	762
Interest expense	4	10
Interest income	49	170
Income Tax expense Continuing Operations	4	166
Profit (loss) from continuing operations	244	178
Share Of Profit Loss Of Continuing Operations Of Associates And Joint Ventures Accounted For Using Equity Method	122	89
Share Of Total Comprehensive Income Of Associates And Joint Ventures Accounted For Using Equity Method	123	90
Dividends Received	114	199
Current assets	297	355
Non-current assets	666	658
Assets	963	1,013
Current liabilities	85	143
Non-current liabilities	179	186
Liabilities	264	329
Assets (liabilities)	699	684
Proportionate Share of Net Assets	350	342
Elimination of Unrealized Profit	1	1
Depreciation and amortisation expense	5	5
Investment accounted for using equity method	349	340
Cash and cash equivalents	110	204
Other Current Financial Liabilities	5	21
Accumulated Elimination of Unrelaized Profit	(1)	(2)
Other non-current financial liabilities	$ 11	$ 0